Information on how numbers were calculated (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Employee benefits	€ 17,184	€ 7,629	€ 2,462
Wages and salaries
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Employee benefits	4,501	2,897	1,467
Social security
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Employee benefits	350	182	126
Stock-based Compensation
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Employee benefits	12,085	4,550	868
Others
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Employee benefits	€ 248	€ 0	€ 0